Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2016. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2016.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$14,008	$127,556	$—		$141,564
Municipal	—	689,420	22,723		712,143
Corporate—public	—	2,478,958	4,091		2,483,049
Corporate—privately placed	—	1,159,461	75,713		1,235,174
Foreign government	—	192,854	—		192,854
ABS—consumer and other	—	33,277	14,803		48,080
RMBS	—	35,611	—		35,611
CMBS	—	13,796	—		13,796
Redeemable preferred stock	—	9,903	—		9,903

Total fixed income securities	14,008	4,740,836	117,330		4,872,174
Equity securities	211,521	637	5,920		218,078
Short-term investments	40,111	52,587	—		92,698
Other investments: Free-standing derivatives	—	2,414	311	$(145)	2,580
Separate account assets	290,798	—	—		290,798
Other assets	—	—	109,578		109,578

Total assets at fair value	$556,438	$4,796,474	$233,139	$(145)	$5,585,906

% of total assets at fair value	9.9%	85.9%	4.2%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(7,177)		$(7,177)
Other liabilities: Free-standing derivatives	(1)	(904)	—	$145	(760)

Total liabilities at fair value	$(1)	$(904)	$(7,177)	$145	$(7,937)

% of total liabilities at fair value	—%	11.4%	90.4%	(1.8)%	100%

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis and non-recurring basis as of December 31, 2015.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2015
Assets
Fixed income securities:
U.S. government and agencies	$14,146	$152,551	$—		$166,697
Municipal	—	694,285	32,286		726,571
Corporate—public	—	2,385,162	10,139		2,395,301
Corporate—privately placed	—	1,026,297	211,858		1,238,155
Foreign government	—	216,751	—		216,751
ABS—CDO	—	—	9,650		9,650
ABS—consumer and other	—	67,266	15,704		82,970
RMBS	—	57,709	—		57,709
CMBS	—	87,210	—		87,210
Redeemable preferred stock	—	10,189	—		10,189

Total fixed income securities	14,146	4,697,420	279,637		4,991,203
Equity securities	198,433	454	6,935		205,822
Short-term investments	22,749	85,530	—		108,279
Other investments: Free-standing derivatives	—	662	329	$(8)	983
Separate account assets	317,316	—	—		317,316
Other assets	—	—	82,774		82,774

Total recurring basis assets	552,644	4,784,066	369,675	(8)	5,706,377
Non-recurring basis(1)	—	—	477		477

Total assets at fair value	$552,644	$4,784,066	$370,152	$(8)	$5,706,854

% of total assets at fair value	9.7%	83.8%	6.5%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(7,900)		$(7,900)
Other liabilities: Free-standing derivatives	—	(148)	—	$8	(140)

Total liabilities at fair value	$—	$(148)	$(7,900)	$8	$(8,040)

% of total liabilities at fair value	—%	1.8%	98.3%	(0.1)%	100%

(1)	Includes $477 thousand of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2016
Other assets—Structured settlement annuity reinsurance agreement	$109,578	Stochastic cash flow model	Ultimate reinvestment spreads	130.7 - 218.4 basis points	169.6 basis points
December 31, 2015
Other assets—Structured settlement annuity reinsurance agreement	$82,774	Stochastic cash flow model	Ultimate reinvestment spreads	130.7 - 256.0 basis points	162.3 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016.

($ in thousands)	Balance as of December 31, 2015	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
		Net income(1)	OCI
Assets
Fixed income securities:
Municipal	$32,286	$355	$(495)	$—	$—
Corporate—public	10,139	(2)	(14)	1,655	(7,479)
Corporate—privately placed	211,858	(4,074)	7,947	—	(131,723)
ABS—CDO	9,650	—	350	—	—
ABS—consumer and other	15,704	—	(901)	—	—

Total fixed income securities	279,637	(3,721)	6,887	1,655	(139,202)
Equity securities	6,935	(4,463)	1,001	—	—
Free-standing derivatives, net	329	(30)	—	—	—
Other assets	82,774	26,804	—	—	—

Total recurring Level 3 assets	$369,675	$18,590	$7,888	$1,655	$(139,202)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,900)	$723	$—	$—	$—

Total recurring Level 3 liabilities	$(7,900)	$723	$—	$—	$—

($ in thousands)	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(7,515)	$—	$(1,908)	$22,723
Corporate—public	—	—	—	(208)	4,091
Corporate—privately placed	697	—	—	(8,992)	75,713
ABS—CDO	—	—	—	(10,000)	—
ABS—consumer and other	—	—	—	—	14,803

Total fixed income securities	697	(7,515)	—	(21,108)	117,330
Equity securities	2,987	(540)	—	—	5,920
Free-standing derivatives, net	103	—	—	(91)	311
Other assets	—	—	—	—	109,578

Total recurring Level 3 assets	$3,787	$(8,055)	$—	$(21,199)	$233,139

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(7,177)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(7,177)

(1)

The effect to net income totals $19.3 million and is reported in the Statements of Operations and Comprehensive Income as follows: $18.6 million in realized capital gains and losses, $44 thousand in net investment income, $(702) thousand in interest credited to contractholder funds and $1.4 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$42,422	$336	$(1,309)	$—	$—
Corporate—public	16,035	—	(654)	—	(4,642)
Corporate—privately placed	236,530	7,611	(5,368)	—	(14,772)
ABS—CDO	9,525	—	125	—	—
ABS—consumer and other	15,820	—	(116)	—	—

Total fixed income securities	320,332	7,947	(7,322)	—	(19,414)
Equity securities	5,000	14	(565)	190	—
Free-standing derivatives, net	554	(178)	—	—	—
Other assets	84,561	(1,787)	—	—	—

Total recurring Level 3 assets	$410,447	$5,996	$(7,887)	$190	$(19,414)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,391)	$(509)	$—	$—	$—

Total recurring Level 3 liabilities	$(7,391)	$(509)	$—	$—	$—

($ in thousands)	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$(7,256)	$—	$(1,907)	$32,286
Corporate—public	—	—	—	(600)	10,139
Corporate—privately placed	—	—	—	(12,143)	211,858
ABS—CDO	—	—	—	—	9,650
ABS—consumer and other	—	—	—	—	15,704

Total fixed income securities	—	(7,256)	—	(14,650)	279,637
Equity securities	2,569	(273)	—	—	6,935
Free-standing derivatives, net	62	—	—	(109)	329
Other assets	—	—	—	—	82,774

Total recurring Level 3 assets	$2,631	$(7,529)	$—	$(14,759)	$369,675

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(7,900)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(7,900)

(1)

The effect to net income totals $5.5 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(1.7) million in realized capital gains and losses, $7.7 million in net investment income, $283 thousand in interest credited to contractholder funds and $(792) thousand in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$51,315	$(360)	$2,874	$—	$(4,940)
Corporate	259,428	7,257	(741)	40,734	(34,409)
ABS	24,799	—	546	—	—

Total fixed income securities	335,542	6,897	2,679	40,734	(39,349)
Equity securities	—	—	—	—	—
Free-standing derivatives, net	1,076	(533)	—	—	—
Other assets	27,826	56,735	—	—	—

Total recurring Level 3 assets	$364,444	$63,099	$2,679	$40,734	$(39,349)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(9,197)	$1,806	$—	$—	$—

Total recurring Level 3 liabilities	$(9,197)	$1,806	$—	$—	$—

($ in thousands)	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2014
Assets
Fixed income securities:
Municipal	$—	$(4,559)	$—	$(1,908)	$42,422
Corporate	1,500	(7,396)	—	(13,808)	252,565
ABS	—	—	—	—	25,345

Total fixed income securities	1,500	(11,955)	—	(15,716)	320,332
Equity securities	5,000	—	—	—	5,000
Free-standing derivatives, net	73	—	—	(62)	554
Other assets	—	—	—	—	84,561

Total recurring Level 3 assets	$6,573	$(11,955)	$—	$(15,778)	$410,447

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(7,391)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(7,391)

(1)

The effect to net income totals $64.9 million and is reported in the Statements of Operations and Comprehensive Income as follows: $55.9 million in realized capital gains and losses, $7.2 million in net investment income, $(151) thousand in interest credited to contractholder funds and $2.0 million in contract benefits.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2016	2015	2014
Assets
Fixed income securities:
Municipal	$16	$71	$(395)
Corporate	(4,079)	7,611	7,099

Total fixed income securities	(4,063)	7,682	6,704
Free-standing derivatives, net	(30)	(178)	(533)
Other assets	26,804	(1,787)	56,735

Total recurring Level 3 assets	$22,711	$5,717	$62,906

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$723	$(509)	$1,806

Total recurring Level 3 liabilities	$723	$(509)	$1,806

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

($ in thousands)	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$614,380	$616,368	$614,814	$634,950
Cost method limited partnerships	72,477	77,122	64,490	72,142

Financial liabilities

($ in thousands)	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$2,102,051	$2,220,926	$2,271,861	$2,355,015
Liability for collateral	60,931	60,931	99,668	99,668